Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (68.2%)
Communication Services (5.6%)
	Tribune Media Co. Class A	118,000	5,483
	Inmarsat plc	600,000	4,171
*	Zayo Group Holdings Inc.	105,000	3,542
	Axel Springer SE	35,000	2,416
	Cable One Inc.	265	322
*,† T-Mobile US Inc.		3,947	315
	Walt Disney Co.	2,143	307
	AT&T Inc.	8,991	306
	Omnicom Group Inc.	3,776	303
†	News Corp. Class B	21,560	290
	Verizon Communications Inc.	5,065	280
			17,735
Consumer Discretionary (5.5%)
*	Shutterfly Inc.	69,518	3,524
*	Del Frisco's Restaurant Group Inc.	194,040	1,545
1	Merlin Entertainments plc	280,000	1,532
*	Transat AT Inc. Class B	157,000	1,366
*	Sotheby's	12,000	717
*	Caesars Entertainment Corp.	50,000	592
	Peak Resorts Inc.	52,000	565
	Tower International Inc.	12,800	394
†	Starbucks Corp.	3,583	339
	Graham Holdings Co. Class B	427	317
	Dunkin' Brands Group Inc.	3,924	315
*	Bright Horizons Family Solutions Inc.	2,039	310
	Pool Corp.	1,613	306
	Service Corp. International	6,597	304
†	McDonald's Corp.	1,443	304
*	AutoZone Inc.	269	302
†	Home Depot Inc.	1,400	299
	Yum! Brands Inc.	2,655	299
	Dollar General Corp.	2,223	298
*	O'Reilly Automotive Inc.	782	298
	Leggett & Platt Inc.	7,440	297
	Columbia Sportswear Co.	2,757	292
	TJX Cos. Inc.	5,336	291
	Ruralco Holdings Ltd.	100,000	290
	Darden Restaurants Inc.	2,380	289
	Choice Hotels International Inc.	3,342	287
	Marriott International Inc. Class A	2,022	281
†	Wendy's Co.	15,189	276
	H&R Block Inc.	9,889	274
	Garmin Ltd.	3,452	271
	Genuine Parts Co.	2,748	267
	Hyatt Hotels Corp. Class A	3,025	234
	NIKE Inc. Class B	2,262	195
			17,470

Consumer Staples (2.2%)
† Hershey Co.	2,232	339
† Costco Wholesale Corp.	1,181	325
Kellogg Co.	5,516	321
Procter & Gamble Co.	2,716	321
† Coca-Cola Co.	6,068	319
Kimberly-Clark Corp.	2,346	318
Clorox Co.	1,948	317
Archer-Daniels-Midland Co.	7,565	311
Mondelez International Inc. Class A	5,797	310
Flowers Foods Inc.	12,959	307
Lamb Weston Holdings Inc.	4,573	307
† Church & Dwight Co. Inc.	4,051	306
Walmart Inc.	2,767	305
Keurig Dr Pepper Inc.	10,805	304
Hormel Foods Corp.	7,332	301
Colgate-Palmolive Co.	4,152	298
McCormick & Co. Inc.	1,870	296
PepsiCo Inc.	2,290	293
† Sysco Corp.	4,228	290
Seaboard Corp.	71	290
Brown-Forman Corp. Class B	5,227	286
Bunge Ltd.	3,432	200
Altria Group Inc.	3,758	177
Tyson Foods Inc. Class A	2,085	166
		7,007
Energy (2.8%)
Anadarko Petroleum Corp.	62,000	4,567
* Carrizo Oil & Gas Inc.	330,000	3,145
† Kinder Morgan Inc.	14,938	308
Exxon Mobil Corp.	4,096	305
ONEOK Inc.	4,204	295
Chevron Corp.	2,352	289
		8,909
Financials (8.1%)
SunTrust Banks Inc.	96,117	6,401
* Entegra Financial Corp.	120,000	3,577
KAS Bank NV	175,000	2,423
* BinckBank NV	300,000	2,103
TCF Financial Corp.	66,000	1,411
United Financial Bancorp Inc.	42,136	604
† Brown & Brown Inc.	9,177	330
† WR Berkley Corp.	4,705	327
American Express Co.	2,553	318
† Annaly Capital Management Inc.	32,905	314
Willis Towers Watson plc	1,593	311
Hartford Financial Services Group Inc.	5,386	310
† Two Harbors Investment Corp.	22,869	308
US Bancorp	5,385	308
White Mountains Insurance Group Ltd.	285	307
Allstate Corp.	2,849	306
* Alleghany Corp.	446	306
Arthur J Gallagher & Co.	3,349	303
* Genworth Financial Inc. Class A	75,000	299
† Starwood Property Trust Inc.	12,877	299
Torchmark Corp.	3,252	297

Intercontinental Exchange Inc.	3,372	296
† MFA Financial Inc.	41,206	296
* Berkshire Hathaway Inc. Class B	1,436	295
Marsh & McLennan Cos. Inc.	2,985	295
Nasdaq Inc.	3,054	294
Chubb Ltd.	1,923	294
Aflac Inc.	5,537	291
* Markel Corp.	258	287
† Chimera Investment Corp.	14,807	285
Loews Corp.	5,281	283
† AGNC Investment Corp.	16,414	281
Travelers Cos. Inc.	1,723	253
American Financial Group Inc.	2,413	247
† American National Insurance Co.	2,020	244
TFS Financial Corp.	9,278	167
† Aon plc	732	139
CME Group Inc.	471	92
* Arch Capital Group Ltd.	1,205	47
		25,548
Health Care (10.0%)
* Celgene Corp.	64,200	5,897
* Spark Therapeutics Inc.	56,000	5,601
* Medidata Solutions Inc.	39,000	3,563
* Pacific Biosciences of California Inc.	600,000	3,240
* WellCare Health Plans Inc.	10,000	2,873
Allergan plc	15,000	2,408
† Chemed Corp.	834	338
† Universal Health Services Inc. Class B	2,219	335
† Zimmer Biomet Holdings Inc.	2,472	334
† Zoetis Inc.	2,768	318
† STERIS plc	2,123	316
† Medtronic plc	3,084	314
Cooper Cos. Inc.	922	311
† Danaher Corp.	2,201	309
Merck & Co. Inc.	3,655	303
Abbott Laboratories	3,450	301
Stryker Corp.	1,430	300
UnitedHealth Group Inc.	1,204	300
† Baxter International Inc.	3,561	299
Becton Dickinson and Co.	1,182	299
Amgen Inc.	1,596	298
Quest Diagnostics Inc.	2,913	297
Thermo Fisher Scientific Inc.	1,061	295
* Boston Scientific Corp.	6,938	295
Cerner Corp.	4,072	292
Eli Lilly & Co.	2,615	285
* Henry Schein Inc.	4,195	279
Johnson & Johnson	2,130	277
* Mettler-Toledo International Inc.	364	275
* QIAGEN NV	7,293	275
Pfizer Inc.	7,054	274
* Varian Medical Systems Inc.	2,296	270
		31,371
Industrials (10.4%)
* WABCO Holdings Inc.	45,000	5,958
* Advanced Disposal Services Inc.	165,000	5,341

	WestJet Airlines Ltd.	160,000	3,729
*	Genesee & Wyoming Inc. Class A	30,000	3,294
*	WageWorks Inc.	60,000	3,070
	OSRAM Licht AG	64,000	2,409
†	Republic Services Inc. Class A	3,632	322
	Illinois Tool Works Inc.	2,076	320
	Johnson Controls International plc	7,447	316
	AMERCO	811	314
†	Honeywell International Inc.	1,805	311
	AMETEK Inc.	3,442	308
	Verisk Analytics Inc. Class A	2,027	308
†	Toro Co.	4,222	307
*,† IHS Markit Ltd.		4,680	302
	Kansas City Southern	2,431	301
†	Expeditors International of Washington Inc.	3,924	300
†	Roper Technologies Inc.	822	299
	Eaton Corp. plc	3,621	298
	Waste Management Inc.	2,525	295
	Lockheed Martin Corp.	812	294
	Ingersoll-Rand plc	2,378	294
	IDEX Corp.	1,727	291
	Lennox International Inc.	1,129	290
	United Technologies Corp.	2,148	287
*	HD Supply Holdings Inc.	6,969	282
	Allegion plc	2,720	282
	Fortive Corp.	3,622	276
†	CH Robinson Worldwide Inc.	3,212	269
	Raytheon Co.	1,362	248
	3M Co.	1,412	247
†	Rollins Inc.	7,348	246
	General Dynamics Corp.	1,282	238
	Pentair plc	5,831	226
	JB Hunt Transport Services Inc.	2,013	206
	Norfolk Southern Corp.	1,040	199
	CSX Corp.	2,158	152
	Watsco Inc.	755	123
	LSC Communications Inc.	121,447	121
			32,673
Information Technology (15.2%)
*	Worldpay Inc. Class A	53,000	7,142
	Versum Materials Inc.	116,000	6,030
*	Finisar Corp.	170,000	4,000
*	Aquantia Corp.	279,282	3,667
*	Tableau Software Inc. Class A	21,000	3,560
*	Mellanox Technologies Ltd.	30,000	3,379
*	Acacia Communications Inc.	48,000	3,224
*	Cray Inc.	88,000	3,048
	Total System Services Inc.	18,005	2,444
*	Control4 Corp.	66,990	1,602
*	PCM Inc.	29,282	1,020
*,† Fiserv Inc.		3,420	361
*,† Black Knight Inc.		5,213	330
†	CDW Corp.	2,761	326
*,† Fair Isaac Corp.		929	323
†	Mastercard Inc. Class A	1,183	322
†	Accenture plc Class A	1,665	321
†	Fidelity National Information Services Inc.	2,402	320

	Automatic Data Processing Inc.	1,900	316
†	Booz Allen Hamilton Holding Corp. Class A	4,575	314
	Cisco Systems Inc.	5,641	312
†	Genpact Ltd.	7,854	312
†	Western Union Co.	14,792	311
†	Motorola Solutions Inc.	1,871	310
	Amdocs Ltd.	4,839	310
*	Synopsys Inc.	2,331	309
	Visa Inc. Class A	1,738	309
	Dolby Laboratories Inc. Class A	4,527	308
†	Microsoft Corp.	2,249	306
†	Broadridge Financial Solutions Inc.	2,401	305
	Leidos Holdings Inc.	3,668	301
†	Amphenol Corp. Class A	3,193	298
*	Tyler Technologies Inc.	1,263	295
†	Jack Henry & Associates Inc.	2,081	291
	Oracle Corp.	5,147	290
	Paychex Inc.	3,429	285
	Citrix Systems Inc.	2,858	269
	International Business Machines Corp.	1,815	269
	CDK Global Inc.	4,994	259
*	Gartner Inc.	1,800	251
			47,949
Materials (2.2%)
*	OMNOVA Solutions Inc.	150,000	1,492
†	RPM International Inc.	5,146	349
	Sherwin-Williams Co.	633	325
†	Ball Corp.	4,516	323
	Reliance Steel & Aluminum Co.	3,203	320
	Air Products & Chemicals Inc.	1,396	319
*,† Axalta Coating Systems Ltd.		10,618	315
	International Flavors & Fragrances Inc.	2,158	311
	PPG Industries Inc.	2,633	309
†	Silgan Holdings Inc.	10,280	309
	Ecolab Inc.	1,527	308
†	Linde plc	1,574	301
	Avery Dennison Corp.	2,548	293
	NewMarket Corp.	692	292
	AptarGroup Inc.	2,401	290
	Ashland Global Holdings Inc.	3,631	288
	Sonoco Products Co.	4,698	282
	WR Grace & Co.	3,817	259
*	Berry Global Group Inc.	5,046	227
*	Kidman Resources Ltd.	100,000	128
			7,040
Other (0.0%)
*,2 Atlantic Gold Corp. Private Placement		20,090	4

Real Estate (2.2%)
	NorthStar Realty Europe Corp.	28,655	487
	Invitation Homes Inc.	11,787	324
†	Equity LifeStyle Properties Inc.	2,593	322
	WP Carey Inc.	3,718	322
†	Equity Commonwealth	9,548	321
	AvalonBay Communities Inc.	1,533	320
	Essex Property Trust Inc.	1,047	316

Duke Realty Corp.	9,224	308
† Equity Residential	3,893	307
Sun Communities Inc.	2,299	305
† American Homes 4 Rent Class A	12,580	305
UDR Inc.	6,586	303
Liberty Property Trust	5,800	303
Mid-America Apartment Communities Inc.	2,528	298
Gaming and Leisure Properties Inc.	7,890	298
Life Storage Inc.	3,047	297
Camden Property Trust	2,838	294
† Douglas Emmett Inc.	7,208	294
Realty Income Corp.	4,036	279
† Apple Hospitality REIT Inc.	15,770	248
Welltower Inc.	2,066	172
American Tower Corp.	592	125
Simon Property Group Inc.	657	107
Kilroy Realty Corp.	1,130	90
Highwoods Properties Inc.	669	30
		6,775
Utilities (4.0%)
El Paso Electric Co.	57,000	3,777
Connecticut Water Service Inc.	44,536	3,113
CMS Energy Corp.	5,317	310
Atmos Energy Corp.	2,801	305
American Water Works Co. Inc.	2,646	304
Southern Co.	5,399	303
Consolidated Edison Inc.	3,551	302
Hawaiian Electric Industries Inc.	6,713	301
OGE Energy Corp.	6,964	299
American Electric Power Co. Inc.	3,394	298
Dominion Energy Inc.	3,997	297
NextEra Energy Inc.	1,415	293
Eversource Energy	3,825	290
CenterPoint Energy Inc.	9,914	288
Alliant Energy Corp.	5,767	286
Duke Energy Corp.	3,274	284
Pinnacle West Capital Corp.	3,094	282
Exelon Corp.	6,037	272
UGI Corp.	5,253	268
Ameren Corp.	3,500	265
DTE Energy Co.	1,962	249
Entergy Corp.	2,035	215
Avangrid Inc.	2,317	117
		12,718
Total Common Stocks—Long Positions (Cost $200,841)		215,199
Common Stocks Sold Short (-22.4%)
Communication Services (-1.0%)
Match Group Inc.	(4,607)	(347)
* Twitter Inc.	(8,005)	(339)
* Take-Two Interactive Software Inc.	(2,616)	(321)
* United States Cellular Corp.	(6,486)	(311)
* Zillow Group Inc.	(6,126)	(306)
Lions Gate Entertainment Corp. Class B	(24,957)	(304)
Activision Blizzard Inc.	(6,139)	(299)
* Electronic Arts Inc.	(2,919)	(270)

* Netflix Inc.	(823)	(266)
CenturyLink Inc.	(14,818)	(179)
* Zillow Group Inc. Class A	(668)	(33)
		(2,975)
Consumer Discretionary (-1.5%)
* Skechers U.S.A. Inc. Class A	(8,986)	(341)
* frontdoor Inc.	(7,258)	(331)
* Qurate Retail Group Inc. QVC Group Class A	(23,386)	(331)
Wynn Resorts Ltd.	(2,489)	(324)
L Brands Inc.	(11,898)	(309)
Thor Industries Inc.	(5,163)	(308)
* Floor & Decor Holdings Inc. Class A	(7,532)	(295)
Newell Brands Inc.	(20,365)	(289)
* Under Armour Inc. Class A	(12,469)	(288)
Yum China Holdings Inc.	(6,272)	(285)
International Game Technology plc	(21,146)	(282)
* Chipotle Mexican Grill Inc. Class A	(346)	(275)
* GrubHub Inc.	(4,053)	(274)
* Wayfair Inc.	(1,904)	(250)
* Eldorado Resorts Inc.	(4,495)	(203)
Macy's Inc.	(8,154)	(185)
Hanesbrands Inc.	(4,487)	(72)
		(4,642)
Consumer Staples (-0.5%)
Conagra Brands Inc.	(10,926)	(315)
* Hain Celestial Group Inc.	(14,217)	(310)
Spectrum Brands Holdings Inc.	(5,504)	(276)
Coty Inc. Class A	(23,543)	(257)
Nu Skin Enterprises Inc. Class A	(6,209)	(248)
		(1,406)
Energy (-2.4%)
* Callon Petroleum Co.	(676,500)	(3,328)
Occidental Petroleum Corp.	(18,190)	(934)
Patterson-UTI Energy Inc.	(27,271)	(317)
Hess Corp.	(4,558)	(296)
* Transocean Ltd.	(46,757)	(284)
Noble Energy Inc.	(12,794)	(283)
Kosmos Energy Ltd.	(45,321)	(272)
* Parsley Energy Inc. Class A	(16,259)	(270)
PBF Energy Inc. Class A	(9,257)	(259)
* Continental Resources Inc.	(6,884)	(256)
* Antero Resources Corp.	(52,396)	(242)
Range Resources Corp.	(41,512)	(236)
* Centennial Resource Development Inc. Class A	(36,695)	(218)
* Apergy Corp.	(6,330)	(206)
* Chesapeake Energy Corp.	(92,933)	(168)
		(7,569)
Financials (-3.5%)
BB&T Corp.	(124,471)	(6,414)
Chemical Financial Corp.	(33,534)	(1,410)
People's United Financial Inc.	(36,869)	(605)
OneMain Holdings Inc.	(8,706)	(361)
LPL Financial Holdings Inc.	(3,851)	(323)
* Brighthouse Financial Inc.	(8,168)	(320)
Navient Corp.	(21,718)	(307)
Bank OZK	(10,031)	(307)

* SVB Financial Group	(1,316)	(305)
Virtu Financial Inc. Class A	(13,304)	(288)
Mercury General Corp.	(4,811)	(273)
Unum Group	(7,758)	(248)
		(11,161)
Health Care (-3.8%)
Bristol-Myers Squibb Co.	(64,200)	(2,851)
* Centene Corp.	(33,800)	(1,761)
AbbVie Inc.	(12,990)	(865)
* Neurocrine Biosciences Inc.	(3,730)	(360)
* Alnylam Pharmaceuticals Inc.	(4,293)	(333)
* DexCom Inc.	(2,110)	(331)
* Seattle Genetics Inc.	(4,321)	(327)
* Mylan NV	(15,218)	(318)
* Bluebird Bio Inc.	(2,417)	(317)
* Biogen Inc.	(1,322)	(314)
* Veeva Systems Inc. Class A	(1,881)	(312)
* Alkermes plc	(13,458)	(312)
* Penumbra Inc.	(1,852)	(310)
* Sarepta Therapeutics Inc.	(2,080)	(310)
* Exact Sciences Corp.	(2,678)	(308)
* Agios Pharmaceuticals Inc.	(6,279)	(302)
* Insulet Corp.	(2,427)	(298)
* ABIOMED Inc.	(1,051)	(293)
* Ionis Pharmaceuticals Inc.	(4,419)	(291)
* Exelixis Inc.	(13,663)	(291)
* Molina Healthcare Inc.	(2,170)	(288)
* Sage Therapeutics Inc.	(1,714)	(275)
* Alexion Pharmaceuticals Inc.	(2,319)	(263)
* Nektar Therapeutics Class A	(8,386)	(239)
* Align Technology Inc.	(984)	(206)
		(12,075)
Industrials (-1.3%)
Quad/Graphics Inc.	(89,000)	(1,007)
* XPO Logistics Inc.	(5,109)	(345)
Arconic Inc.	(12,242)	(306)
Fluor Corp.	(9,382)	(305)
* United Rentals Inc.	(2,383)	(301)
GrafTech International Ltd.	(25,577)	(293)
* Gardner Denver Holdings Inc.	(8,861)	(292)
General Electric Co.	(27,656)	(289)
* Resideo Technologies Inc.	(14,074)	(265)
American Airlines Group Inc.	(8,223)	(251)
Nielsen Holdings plc	(9,969)	(231)
* Gates Industrial Corp. plc	(11,813)	(130)
		(4,015)
Information Technology (-7.9%)
Fidelity National Information Services Inc.	(49,221)	(6,559)
* salesforce.com Inc.	(23,163)	(3,579)
Global Payments Inc.	(14,586)	(2,449)
* II-VI Inc.	(37,706)	(1,497)
* RingCentral Inc. Class A	(2,573)	(365)
Universal Display Corp.	(1,681)	(355)
* Elastic NV	(3,533)	(349)
* Square Inc.	(4,316)	(347)
MKS Instruments Inc.	(4,057)	(345)

*	Micron Technology Inc.	(7,561)	(339)
*	Okta Inc.	(2,559)	(335)
*	Dell Technologies Inc.	(5,704)	(329)
	Western Digital Corp.	(6,048)	(326)
	Teradyne Inc.	(5,844)	(326)
	NVIDIA Corp.	(1,925)	(325)
*	Atlassian Corp. plc Class A	(2,311)	(324)
*	Coherent Inc.	(2,318)	(322)
	Lam Research Corp.	(1,540)	(321)
	Switch Inc.	(23,421)	(318)
*	Splunk Inc.	(2,333)	(316)
*	ON Semiconductor Corp.	(14,337)	(308)
*	Arista Networks Inc.	(1,116)	(305)
*	Twilio Inc. Class A	(2,168)	(302)
*	DocuSign Inc. Class A	(5,829)	(301)
*	Advanced Micro Devices Inc.	(9,809)	(299)
	Xilinx Inc.	(2,610)	(298)
*	SolarWinds Corp.	(16,565)	(297)
*	Ceridian HCM Holding Inc.	(5,546)	(296)
*	ServiceNow Inc.	(1,055)	(293)
	QUALCOMM Inc.	(3,992)	(292)
	Ubiquiti Networks Inc.	(2,203)	(284)
	Symantec Corp.	(13,005)	(280)
*	Pure Storage Inc. Class A	(18,278)	(277)
*	Pluralsight Inc. Class A	(8,749)	(268)
*	IPG Photonics Corp.	(2,049)	(268)
	Cognex Corp.	(6,039)	(266)
*	CommScope Holding Co. Inc.	(17,950)	(256)
	LogMeIn Inc.	(3,095)	(235)
*	Nutanix Inc.	(10,327)	(234)
*	2U Inc.	(7,631)	(98)
			(24,883)
Materials (-0.3%)
	Huntsman Corp.	(14,176)	(291)
	United States Steel Corp.	(18,773)	(282)
	Freeport-McMoRan Inc.	(23,098)	(256)
	Chemours Co.	(12,647)	(241)
			(1,070)
Real Estate (-0.1%)
	Colony Capital Inc.	(46,056)	(260)
	CyrusOne Inc.	(2,485)	(143)
			(403)
Utilities (-0.1%)
	Edison International	(4,298)	(320)

Total Common Stocks Sold Short (Proceeds $71,501)			(70,519)
Temporary Cash Investments (28.6%)
Money Market Fund (13.8%)
3	Vanguard Market Liquidity Fund, 2.386%	435,830	43,588

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (14.8%)
4,5 United States Treasury Bill, 2.373%, 8/8/19		4,000	3,998

5	United States Treasury Bill, 2.351%, 8/15/19	3,000	2,998
4,5 United States Treasury Bill, 2.319%, 8/22/19		13,500	13,484
4	United States Treasury Bill, 2.080%, 9/12/19	7,430	7,413
5	United States Treasury Bill, 2.045%—2.050%, 11/21/19	9,500	9,440
4	United States Treasury Bill, 2.045%, 11/21/19	4,000	3,975
4	United States Treasury Bill, 2.049%, 12/26/19	5,300	5,256
			46,564
Total Temporary Cash Investments (Cost $90,149)			90,152
†,5,6 Other Assets and Liabilities-Net (25.6%)			80,857
Net Assets (100%)			315,689

* Non-income-producing security.
† Long security positions with a value of $19,462,000 and cash of $86,431,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of this security represented 0.5% of net assets.
2 Restricted security representing 0.0% of net assets. See Restricted Securities table for additional information.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies
Fund.
5 Securities with a value of $18,359,000 and cash of $2,413,000 have been segregated as initial margin for open futures contracts.
6 Cash of $550,000 has been segregated as collateral for open forward currency contracts.
REIT—Real Estate Investment Trust.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
Atlantic Gold Corp. Private Placement	July 2019	5

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Taiwan Index	August 2019	461	183,616	(69)
Amsterdam Exchange Index	August 2019	143	181,133	74
SPI 200 Index	September 2019	153	178,009	399
FTSE MIB Index	September 2019	147	174,981	99
IBEX 35 Index	August 2019	174	173,954	(686)
FTSE 100 Index	September 2019	187	172,543	547
2-Year U.S. Treasury Note	September 2019	798	171,096	484

Alternative Strategies Fund

5-Year U.S. Treasury Note	September 2019	346	40,674	385
10-Year U.S. Treasury Note	September 2019	208	26,504	458
LME Nickel[1]	September 2019	104	9,052	640
LME Lead[1]	September 2019	170	8,538	124
LME Zinc[1]	September 2019	137	8,393	—
LME Copper[1]	September 2019	56	8,290	(114)
Copper[1]	August 2019	124	8,265	65
LME Aluminum [1]	September 2019	184	8,235	(172)
Live Cattle[1]	September 2019	191	8,224	(132)
RBOB Gasoline[1]	September 2019	105	8,215	(152)
				1,950

Short Futures Contracts
Lean Hogs[1]	October 2019	(272)	(7,725)	295
Soybean Meal[1]	September 2019	(266)	(7,993)	373
Coffee[1]	September 2019	(214)	(7,997)	36
Crude Oil[1]	September 2019	(139)	(8,143)	274
Natural Gas[1]	September 2019	(372)	(8,307)	556
Feeder Cattle[1]	August 2019	(119)	(8,421)	(23)
Sugar #11[1]	October 2019	(617)	(8,438)	(126)
Cotton No. 2[1]	December 2019	(267)	(8,523)	284
E-mini S&P 500 Index	September 2019	(119)	(17,745)	(499)
KOSPI 200 Index	September 2019	(295)	(166,344)	484
DAX 30 Index	September 2019	(50)	(169,580)	(134)
Topix Index	September 2019	(121)	(174,521)	222
S&P TSX 60	September 2019	(118)	(175,857)	39
MSCI Singapore Index	August 2019	(665)	(182,048)	221
				2,002
				3,952
1 Security is owned by the subsidiary.

Alternative Strategies Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of
America, N.A.	8/8/19	CAD	57,301	USD	43,774	—	(350)

BNP Paribas	8/8/19	NOK	371,036	USD	43,525	—	(1,620)
Bank of
America, N.A.	8/8/19	AUD	61,176	USD	42,843	—	(995)
State Street
Bank & Trust
Co.	8/8/19	AUD	5,164	USD	3,611	—	(79)
State Street
Bank & Trust
Co.	8/8/19	GBP	755	USD	955	—	(37)
Bank of
America, N.A.	8/8/19	CAD	1,203	USD	916	—	(5)
BNP Paribas	8/8/19	USD	43,534	CHF	42,634	634	—

BNP Paribas	8/8/19	USD	43,310	EUR	38,036	1,174	—
Bank of
America, N.A.	8/8/19	USD	42,586	JPY	4,602,261	256	—

BNP Paribas	8/8/19	USD	6,363	EUR	5,592	169	—

BNP Paribas	8/8/19	USD	4,566	CAD	5,976	37	—

BNP Paribas	8/8/19	USD	3,951	AUD	5,644	90	—
Bank of
America, N.A.	8/8/19	USD	2,830	EUR	2,514	45	—
Bank of
America, N.A.	8/8/19	USD	1,578	GBP	1,259	47	—
Bank of
America, N.A.	8/8/19	USD	996	CAD	1,301	9	—

BNP Paribas	8/8/19	USD	957	GBP	755	39	—
State Street
Bank & Trust
Co.	8/8/19	USD	568	CAD	742	6	—
State Street
Bank & Trust
Co.	8/8/19	USD	377	EUR	333	8	—
Bank of
America, N.A.	8/8/19	USD	88	AUD	126	2	—

						2,516	(3,086)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.

JPY—Japanese yen.
NOK—Norwegian krone.
USD—U.S. dollar.

Alternative Strategies Fund

At July 31, 2019, the counterparty had deposited in segregated accounts securities with a value of $620,000 in connection with open forward currency contracts.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary"), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the
Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2019, the fund held $33,072,000 in the subsidiary, representing 10% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary)
have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.
This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Alternative Strategies Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	199,722	15,477	—
Common Stocks Sold Short	(70,519)	—	—
Temporary Cash Investments	43,588	46,564	—
Futures Contracts—Assets[1]	1,022	—	—
Futures Contracts—Liabilities[1]	(830)	—	—
Forward Currency Contracts—Assets	—	2,516	—
Forward Currency Contracts—Liabilities	—	(3,086)	—
Total	172,983	61,471	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the
Consolidated Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer

Alternative Strategies Fund

collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the
value of the contracts are recorded as an asset (liability).